UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   August 14, 2006
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$342,722 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                 FORM 13F INFORMATION TABLE

Name	                 Title of  CUSIP	Total Value Of	Shares Or Sh/	   Investment Other 	Voting Authority
			   Class                Shares Held 	Prn Amt	  Put/	   Discretion Managers	Sole	Shared 	None
					        (1,000's) 	          Prn Call
ABN AMRO HOLDING NV	       COM 937102	$9,644	 	352,468	  Sh	   Sole				 	352,468
ALLSTATE CORP		       COM 20002101	$15,227 	278,225	  Sh	   Sole					278,225
AMERICAN BANCORP NJ INC        COM 02407E104	$5,068	 	426,207	  Sh	   Sole					426,207
AMERICREDIT CORP	       COM 03060R101	$10,312 	369,346	  Sh	   Sole					369,346
ASSURANT INC		       COM 04621X108	$21,284 	439,756	  Sh	   Sole					439,756
AMCORE FINANCIAL INC	       COM 23912108	$6,938	 	236,725	  Sh	   Sole					236,725
ATLANTIC BANCGROUP INC	       COM 48221105	$1,554	 	55,234	  Sh	   Sole					55,234
BANCORP RHODE ISLAND INC       COM 59690107	$7,507	 	188,156	  Sh	   Sole					188,156
BANKFINANCIAL CORPORATION      COM 06643P104	$15,370		888,451	  Sh	   Sole					888,451
BROOKLYN FEDERAL BANCORP INC   COM 114039100	$1,915	 	159,745	  Sh	   Sole					159,745
BANK OF NEW YORK CO INC	       COM 64057102	$10,953 	340,160	  Sh	   Sole					340,160
CALWEST BANCORP (CA)	       COM 13169Q102	$183		9,900	  Sh	   Sole					9,900
CENTRAL FLA ST BK BELLEVIEW    COM 153479100	$548	 	29,450	  Sh	   Sole					29,450
CIT GROUP INC NEW	       COM 125581108	$11,311 	216,304	  Sh	   Sole					216,304
COMERICA INC		       COM 200340107	$13,674 	263,004   Sh	   Sole					263,004
COLONIAL BANCGROUP INC	       COM 195493309	$95	 	3,705	  Sh	   Sole					3,705
COMMUNITY WEST BANCSHARES      COM 204157101	$1,670	 	106,717	  Sh	   Sole					106,717
COMMONWEALTH BANKSHARES INC-VA COM 202736104	$572	 	21,987	  Sh	   Sole					21,987
DCB FINANCIAL CORP	       COM 233075100	$2,890	 	92,514	  Sh	   Sole					92,514
ENTERPRISE BANCORP INC MASS    COM 293668109	$439	 	12,541	  Sh	   Sole					12,541
ENCORE CAPITAL GROUP INC       COM 292554102	$4,384	 	357,320	  Sh	   Sole					357,320
EAGLE BANCORP INC MD	       COM 268948106	$386	 	15,157	  Sh	   Sole					15,157
ENDURANCE SPECIALTY	       COM 303971060	$7,179	 	224,345	  Sh	   Sole					224,345
EQUITABLE FINANCIAL CORP       COM 29448R109	$601	 	65,365	  Sh	   Sole					65,365
EVERGREENBANCORP INC	       COM 300349107	$748	 	51,565	  Sh	   Sole					51,565
FIRST LONG ISLAND CORP	       COM 320734106	$6,811	 	163,539	  Sh	   Sole					163,539
FIRST OAK BROOK BANCSHARES INC COM 335847208	$8,022	 	216,803	  Sh	   Sole					216,803
FREDDIE MAC-VOTING COMMON      COM 313400301	$8,428	 	147,838	  Sh	   Sole					147,838
GREATER DELAWARE VALLEY        COM 391688108	$285	 	11,175	  Sh	   Sole					11,175
HARTFORD FINANCIAL SERVICES    COM 416515104	$11,877 	140,388	  Sh	   Sole					140,388
JACKSONVILLE BANCORP INC FLA   COM 469249106	$1,295	 	43,177	  Sh	   Sole					43,177
K-FED BANCORP	               COM 48246S101	$7,612	 	525,308	  Sh	   Sole					525,308
MB FINANCIAL INC	       COM 55264U108	$1,471	 	41,603	  Sh	   Sole					41,603
NATIONAL MERCANTILE BANCORP    COM 636912206	$4,195	 	315,881	  Sh	   Sole					315,881
MDC HOLDINGS INC-DEL	       COM 552676108	$5,557	 	107,000	  Sh	   Sole					107,000
MERRILL LYNCH & CO INC	       COM 590188108	$5,492	 	78,950	  Sh	   Sole					78,950
METLIFE INC	               COM 59156R108	$14,980 	292,525	  Sh	   Sole					292,525
MERCHANTS & MANUFACTURERS      COM 588327106	$1,367	 	39,050	  Sh	   Sole					39,050
MAX RE CAPITAL LTD	       COM 6052F1032	$6,345 		290,533	  Sh	   Sole					290,533
NATIONAL ATLANTIC HOLDINGS     COM 63253Y107	$17,275 	1,837,731 Sh	   Sole					1,837,731
KNIGHT CAPITAL GROUP INC       COM 499005106	$8,035	 	527,552	  Sh	   Sole					527,552
NORTH POINTE HLDGS CORP	       COM 661696104	$4,325	 	592,532	  Sh	   Sole					592,532
NORTHRIM BANCORP INC	       COM 666762109	$2,053	 	81,821	  Sh	   Sole					81,821
OCEAN SHORE HOLDING CO	       COM 67501P107	$8,525	 	676,566	  Sh	   Sole					676,566
EPLUS INC	               COM 294268107	$12,886 	1,137,322 Sh	   Sole					1,137,322
PRUDENTIAL FINANCIAL INC       COM 744320102	$7,296	 	93,906	  Sh	   Sole					93,906
RAM HOLDINGS LTD	       COM 7368R1043	$1,937	 	154,109	  Sh	   Sole					154,109
REINSURANCE GROUP OF AMERICA   COM 759351109	$7,940	 	161,546	  Sh	   Sole					161,546
SCOTTISH RE GROUP LIMITED      COM 735374103	$9,941	 	595,954	  Sh	   Sole					595,954
SERVICE BANCORP INC	       COM 81756X103	$2,704	 	94,886	  Sh	   Sole					94,886
SUMMIT FINANCIAL GROUP INC     COM 86606G101	$391	 	16,339	  Sh	   Sole					16,339
SOUTHERN CONNECTICUT BANCORP   COM 84264A102	$432	 	61,700	  Sh	   Sole					61,700
SWS GROUP INC	               COM 78503N107	$6,585	 	273,016	  Sh	   Sole					273,016
UNITED FINANCIAL BANCORP INC   COM 91030R103	$1,304	 	97,979	  Sh	   Sole					97,979
UNITED COMMUNITY BANCORP       COM 90984H103	$439	 	42,197	  Sh	   Sole					42,197
WESTBOROUGH FINL SVCS INC      COM 957136104	$188	 	6,900	  Sh	   Sole					6,900
GREAT WOLF RESORTS INC	       COM 391523107	$16,276 	1,355,222 Sh	   Sole					1,355,222
   Total:					$342,722
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